INCOME TAX (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Tax rate	21		35
Tax Rate	16.50%	16.50%	21.00%	35.00%
Deferred tax assets	$ 0		$ 0	$ 0
Operating Loss Carryforward			1,013,406	1,055,378
Hong Kong [Member]
Operating loss carryforward	212,045
Operating Loss Carryforward	34,987		$ 34,270	$ 21,108
Deferred tax assets	$ 34,987
Income tax rate description	the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%		the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%
United States of America incurred [Member]
Operating loss carryforward	$ 4,675,626
Deferred tax assets	$ 981,882		$ 978,905
Taxpayer limitation period	20 years
Operating Loss Carryforward			$ 4,661,451
Operating Loss Carryforwards, Expire			2041
Singapur [Member]
Tax rate on Singapore	17
Operating loss carryforward	$ 2,585
Deferred tax assets	$ 388